The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2023 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 50.2%
	AGGREGATE BOND — 4.4%
1,326	BlackRock Ultra Short-Term Bond ETF	$66,698
23,404	Fidelity Total Bond ETF	1,063,010
1,117	First Trust Enhanced Short Maturity ETF	66,361
		1,196,069
	BROAD BASED — 0.2%
2,617	Invesco DB Commodity Index Tracking Fund	59,406
	BROAD MARKET — 1.1%
2,496	Vanguard U.S. Momentum Factor ETF	302,627
	CONSUMER STAPLES — 0.8%
2,341	Fidelity MSCI Consumer Staples Index ETF	106,328
531	iShares U.S. Consumer Staples ETF	106,354
		212,682
	CONVERTIBLE — 1.2%
4,378	iShares Convertible Bond ETF	334,304
	CORPORATE — 15.4%
21,379	Franklin Senior Loan ETF	515,020
13,046	iShares 0-5 Year High Yield Corporate Bond ETF	540,757
12,870	iShares Inflation Hedged Corporate Bond ETF	331,917
10,294	SPDR Portfolio Intermediate Term Corporate Bond ETF	330,540
2,264	SPDR Portfolio Short Term Corporate Bond ETF	66,652
23,760	Vanguard Long-Term Corporate Bond ETF	1,864,923
12,461	Xtrackers Short Duration High Yield Bond ETF	541,515
		4,191,324
	EMERGING MARKETS — 1.1%
3,656	Columbia EM Core ex-China ETF	104,562
4,403	Invesco S&P Emerging Markets Low Volatility ETF	103,558
2,541	Vanguard FTSE Emerging Markets ETF	103,368
		311,488
	FIXED INCOME EMERGING MARKET — 4.9%
15,195	iShares JP Morgan EM Corporate Bond ETF	659,007
36,374	VanEck Emerging Markets High Yield Bond ETF	665,644
		1,324,651
	GLOBAL — 1.0%
2,390	SPDR Global Dow ETF	269,688
	GOVERNMENT LONG — 1.9%
27,901	Principal Active High Yield ETF	512,128

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2023 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	INTERNATIONAL — 2.6%
4,245	Cambria Foreign Shareholder Yield ETF	$101,923
2,144	iShares International Small-Cap Equity Factor ETF	66,142
2,903	Schwab Fundamental International Large Co. Index ETF	93,738
3,798	SPDR Portfolio Developed World ex-US ETF	123,587
2,702	Vanguard FTSE Developed Markets ETF	124,778
5,253	WisdomTree Global ex-US Quality Dividend Growth Fund	188,163
		698,331
	LARGE-CAP — 8.0%
719	Invesco QQQ Trust Series 1	265,613
3,522	Invesco S&P 500 GARP ETF	319,727
3,239	Schwab Fundamental U.S. Large Co. Index ETF	186,469
3,261	Schwab U.S. Dividend Equity ETF	236,814
4,479	Schwab U.S. Large-Cap Growth ETF	335,701
6,208	SPDR Russell 1000 Yield Focus ETF	591,561
1,681	Vanguard Value ETF - Class A	238,870
		2,174,755
	MID-CAP — 4.1%
3,915	Invesco S&P MidCap 400 Pure Value ETF	404,850
3,766	Invesco S&P MidCap Momentum ETF	299,472
1,535	iShares Core S&P Mid-Cap ETF	401,372
		1,105,694
	PRECIOUS METALS — 0.6%
4,622	abrdn Physical Silver Shares ETF*	100,991
2,083	iShares Gold Trust*	75,800
		176,791
	SMALL-CAP — 2.7%
4,871	Dimensional U.S. Small Cap ETF	266,931
4,159	Invesco S&P SmallCap Momentum ETF	201,646
6,517	JPMorgan Diversified Return U.S. Small Cap Equity ETF	266,936
		735,513
	THEMATIC — 0.2%
2,028	Global X U.S. Infrastructure Development ETF	63,740
	Total Exchange-Traded Funds
	(Cost $13,539,488)	13,669,191
	MUTUAL FUNDS — 48.9%
	AGGREGATE BOND — 13.1%
30,419	Allspring Core Plus Bond Fund - Class R6	340,993
129,704	Bond Fund of America - Class F-3	1,470,848
20,787	Federated Hermes Total Return Bond Fund - Class R6	196,437
14,773	John Hancock Bond Trust - Class R6	198,400

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2023 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	AGGREGATE BOND (Continued)
76,407	Vanguard Core Bond Fund - Admiral Shares	$1,369,970
		3,576,648
	BANK LOANS — 1.8%
53,286	Fidelity Advisor Floating Rate High Income Fund	488,631
	BLEND BROAD MARKET — 0.7%
5,371	DFA U.S. Core Equity 1 Portfolio - Class Institutional	180,088
	BLEND LARGE CAP — 2.2%
8,818	DFA U.S. Large Co. Portfolio - Class Institutional	267,448
2,076	Fidelity 500 Index Fund - Class Institutional Premium	321,828
		589,276
	BLEND MID CAP — 1.5%
11,918	Vanguard Strategic Equity Fund - Class Investor	399,482
	EMERGING MARKET STOCK — 0.4%
1,420	New World Fund, Inc. - Class F-3	105,602
	EMERGING MARKETS BOND — 2.4%
29,772	Vanguard Emerging Markets Bond Fund - Class Admiral	664,222
	FOREIGN AGGREGATE BOND — 6.8%
6,474	DFA Short Duration Real Return Portfolio - Class Institutional	66,686
168,364	Dodge & Cox Global Bond Fund - Class I	1,769,507
		1,836,193
	FOREIGN BLEND — 3.3%
3,560	DFA International Small Co. Portfolio - Class Institutional	65,434
25,172	Dimensional Global Equity Portfolio - Class Institutional	732,258
4,565	Rainier International Discovery Series - Class Z	103,449
		901,141
	FOREIGN VALUE — 1.4%
4,959	DFA International Value Portfolio - Class Institutional	95,160
19,469	Dodge & Cox Global Stock Fund - Class I	272,369
		367,529
	GENERAL CORPORATE BOND — 1.9%
56,624	T Rowe Price Institutional Floating Rate Fund - Class Institutional	527,739
	GOVERNMENT LONG — 6.5%
196,921	Vanguard Long-Term Treasury Fund - Class Admiral	1,770,315

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2023 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	GROWTH BROAD MARKET — 2.0%
9,820	New Perspective Fund - Class R-6	$545,030
	GROWTH LARGE CAP — 1.1%
6,497	TIAA-CREF Large-Cap Growth Index Fund - Class Institutional	310,486
	GROWTH SMALL CAP — 0.7%
2,056	Vanguard Explorer Fund - Class Admiral	200,369
	HIGH YIELD BOND — 1.9%
56,062	American High-Income Trust - Class F-3	512,970
	VALUE LARGE CAP — 1.2%
4,412	Vanguard Windsor Fund - Class Admiral	317,890
	Total Mutual Funds
	(Cost $13,617,724)	13,293,611
	MONEY MARKET FUNDS — 1.0%
69,691	Gabelli U.S. Treasury Money Market Fund - Class AAA, 5.03%[1]	69,691
190,075	Goldman Sachs Financial Square Government Fund - Institutional Class, 4.95%[1]	190,075
	Money Market Funds
	(Cost $259,766)	259,766
	TOTAL INVESTMENTS — 100.1%
	(Cost $27,416,978)	27,222,568
	Liabilities in Excess of Other Assets — (0.1)%	(14,699)
	TOTAL NET ASSETS — 100.0%	$27,207,869

*Non-income producing security.
[1]Effective 7 day yield as of June 30, 2023.